Disclosure of Detailed Information About Investment Property (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [line items]
Investment properties, opening amount	$ 587	$ 629
Additions	7	6
Increase (decrease) through other changes, investment property	(3)	0
Transfer from (to) inventories and owner-occupied property, investment property	2	6
Depreciation, investment property	(52)	(57)
Increase (decrease) through net exchange differences, investment property	2	3
Investment properties, closing amount	543	587
Cost [member]
Disclosure of detailed information about investment property [line items]
Investment properties, opening amount	1,004	988
Investment properties, closing amount	990	1,004
Accumulated depreciation [member]
Disclosure of detailed information about investment property [line items]
Investment properties, opening amount	(417)	(359)
Investment properties, closing amount	$ (447)	$ (417)